Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance	[1]	1,685,760,000
Weighted Average Exercise Price, Balance		$ 2.40
Weighted Average Remaining Contractual Life (Years)		4 years 8 months 19 days	7 years 10 months 13 days
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Converted into Common Stock	[1]	(1,685,760)
Weighted Average Exercise Price, Converted into Common Stock	[1]
Number of Warrants, Balance		13,412,154	1,685,760,000	[1]
Weighted Average Exercise Price, Balance		$ 11.50	$ 2.40
Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Issued		1,912,154
Weighted Average Exercise Price, Issued
Number of Warrants, Balance		1,912,514
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Issued		11,500,000
Weighted Average Exercise Price, Issued
Number of Warrants, Balance		11,500,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.